PROPERTY AND EQUIPMENT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
	2014	2013
Computer equipment	$22,360	$22,360
Furniture and fixtures	11,088	11,088
Subtotal	33,448	33,448
Accumulated depreciation	(19,760)	(18,391)
Property and equipment, net	$13,688	$15,057

	2013	2012
Computer equipment	$22,360	$22,360
Furniture and fixtures	11,088	11,088
Subtotal	33,448	33,448
Accumulated depreciation	(18,391)	(12,763)
Property and equipment, net	$15,057	$20,685